Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES — 99.7%
205,757	First Trust Industrials/Producer Durables AlphaDEX Fund	$12,137,605
24,710	Invesco QQQ Trust Series 1	8,757,965
90,250	Schwab U.S. Large-Cap Growth ETF	13,172,890
75,894	SPDR Bloomberg Barclays High Yield Bond ETF	8,345,304
222,011	SPDR S&P Homebuilders ETF	16,260,086
256,935	VanEck Vectors Fallen Angel High Yield Bond ETF	8,453,162
37,694	Vanguard Mega Cap Growth ETF	8,721,638
44,202	Vanguard S&P Small-Cap 600 Value ETF	8,060,677
	TOTAL INVESTMENT COMPANIES (Cost $82,034,073)	83,909,327

MONEY MARKET FUNDS — 0.4%
351,570	First American Government Obligations Fund — Class X, 0.03% (a)	351,570
	TOTAL MONEY MARKET FUNDS (Cost $351,570)	351,570

	TOTAL INVESTMENTS (Cost $82,385,643) — 100.1%	84,260,897
	Other Liabilities in Excess of Assets — (0.1%)	(47,946)
	TOTAL NET ASSETS — 100.0%	$84,212,951

Percentages are stated as a percent of net assets.

(a)  Rate shown is the 7-day effective yield.

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES — 99.9%
3,651	Invesco QQQ Trust Series 1	$1,294,024
28,279	Invesco S&P Ultra Dividend Revenue ETF	1,165,943
89,303	iShares Broad USD High Yield Corporate Bond ETF	3,725,721
42,088	iShares iBoxx High Yield Corporate Bond ETF	3,705,428
44,942	SPDR Bloomberg Barclays High Yield Bond ETF	4,941,822
26,503	Technology Select Sector SPDR Fund	3,913,433
151,849	VanEck Vectors Fallen Angel High Yield Bond ETF	4,995,832
5,578	Vanguard Mega Cap Growth ETF	1,290,638
	TOTAL INVESTMENT COMPANIES (Cost $24,209,132)	25,032,841

MONEY MARKET FUNDS — 0.2%
47,818	First American Government Obligations Fund — Class X, 0.03% (a)	47,818
	TOTAL MONEY MARKET FUNDS (Cost $47,818)	47,818

	TOTAL INVESTMENTS (Cost $24,256,950) — 100.1%	25,080,659
	Other Liabilities in Excess of Assets — (0.1%)	(13,766)
	TOTAL NET ASSETS — 100.0%	$25,066,893

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES — 99.6%
147,169	ARK Next Generation Internet ETF	$22,674,328
465,902	Fidelity MSCI Financials Index ETF	24,394,628
553,570	First Trust Financial AlphaDEX Fund	24,174,402
79,264	iShares Global Tech ETF	26,753,185
76,174	Invesco QQQ Trust Series 1	26,998,351
228,767	Invesco S&P 500 Equal Weight Consumer Discretionary ETF	33,891,831
221,434	Renaissance IPO ETF (a)	14,658,931
	TOTAL INVESTMENT COMPANIES (Cost $170,801,983)	173,545,656

MONEY MARKET FUNDS — 0.4%
760,645	First American Government Obligations Fund — Class X, 0.03% (a)	760,645
	TOTAL MONEY MARKET FUNDS (Cost $760,645)	760,645

	TOTAL INVESTMENTS (Cost $171,562,628) — 100.0%	174,306,301
	Other Liabilities in Excess of Assets — 0.0% (b)	(84,850)
	TOTAL NET ASSETS — 100.0%	$174,221,451

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rounds to zero.

Merlyn.AI BOB Momentum ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES — 99.3%
132,102	Financial Select Sector SPDR Fund	$4,846,823
29,578	iShares Russell 2000 Value ETF	4,903,145
8,700	SPDR S&P MidCap 400 ETF Trust	4,271,787
	TOTAL INVESTMENT COMPANIES (Cost $13,921,241)	14,021,755

MONEY MARKET FUNDS — 0.7%
102,914	First American Government Obligations Fund — Class X, 0.03% (a)	102,914
	TOTAL MONEY MARKET FUNDS (Cost $102,914)	102,914

	TOTAL INVESTMENTS (Cost $14,024,155) — 100.0%	14,124,669
	Other Assets in Excess of Liabilities — 0.0% (b)	5,372
	TOTAL NET ASSETS — 100.0%	$14,130,041

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rounds to zero.

MERLYN.AI

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, Merlyn.AI SectorSurfer Momentum ETF, and Merlyn.AI Best-of-Breed Core Momentum ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services — Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is listed below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Bull Rider Bear-Fighter Index
Merlyn.AI Tactical Growth and Income ETF Merlyn.AI SectorSurfer Momentum ETF Merlyn.AI Best-of-Breed Core Momentum ETF	Meryln.AI Tactical Growth and Income Index Meryln.AI SectorSurfer Momentum Index Merlyn.AI Best-of-Breed Core Momentum Index

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$83,909,327	$—	$—	$83,909,327
Money Market Funds	351,570	—	—	351,570
Total Investments in Securities	$84,260,897	$—	$—	$84,260,897

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$25,032,841	$—	$—	$25,032,841
Money Market Funds	47,818	—	—	47,818
Total Investments in Securities	$25,080,659	$—	$—	$25,080,659

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$173,545,656	$—	$—	$173,545,656
Money Market Funds	760,645	—	—	760,645
Total Investments in Securities	$174,306,301	$—	$—	$174,306,301

Merlyn.AI Best-of-Breed Core Momentum ETF
Assets*
Investment Companies	$14,021,754	$—	$—	$14,021,755
Money Market Funds	102,914	—	—	102,914
Total Investments in Securities	$14,124,668	$—	$—	$14,124,669
*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2021, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.